Condensed Consolidated Statements of Changes in Mezzanine Capital - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2024	Dec. 31, 2023
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 10,630	$ 15,866
Proceeds from capital calls to unitholders		130
Accretion of redeemable units to redemption value	11,950	(5,366)
Ending balance	22,580	10,630
Redeemable Class I Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	2,912	2,984
Proceeds from capital calls to unitholders		130
Accretion of redeemable units to redemption value	1,565	(202)
Ending balance	4,477	2,912
Redeemable Class PCTA Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	7,718	12,882
Proceeds from capital calls to unitholders		0
Accretion of redeemable units to redemption value	10,385	(5,164)
Ending balance	$ 18,103	$ 7,718